Consolidated Statement of Changes in Stockholder's Equity (USD $) In Millions	Total	Capital in Excess of Par Value	Retained Earnings (Accumulated Deficit)	Foreign Currency Translation	Net Unrealized Gain (Loss) on Derivative Instruments
Beginning Balance at Dec. 31, 2008	$ 3,063	$ 3,731	$ (449)	$ (159)	$ (60)
Net income (loss)	(1,118)		(1,118)
Foreign currency translation	80			80
Net unrealized gain on derivative instruments (net of tax provision of $9 in 2011, $12 in 2010 and $11 in 2009)	18				18
Stock compensation expense	33	33
Other	(9)	(9)
Ending Balance at Dec. 31, 2009	2,067	3,755	(1,567)	(79)	(42)
Net income (loss)	(570)		(570)
Foreign currency translation	68			68
Net unrealized gain on derivative instruments (net of tax provision of $9 in 2011, $12 in 2010 and $11 in 2009)	24				24
Stock compensation expense	31	31
Other	(13)	(13)
Ending Balance at Dec. 31, 2010	1,607	3,773	(2,137)	(11)	(18)
Net income (loss)	(149)		(149)
Foreign currency translation	(26)			(26)
Net unrealized gain on derivative instruments (net of tax provision of $9 in 2011, $12 in 2010 and $11 in 2009)	9				9
Stock compensation expense	35	35
Other	(15)	(15)
Ending Balance at Dec. 31, 2011	$ 1,461	$ 3,793	$ (2,286)	$ (37)	$ (9)